FAIR VALUE MEASUREMENTS - Summary of Impairment Charges by Asset Class (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of real estate assets	$ 4,377	$ 15,507	$ 16,737	$ 72,939	$ 32,975
Impairment of intangible lease liability			(48)	(337)	(145)
Land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of real estate assets	781	3,541	3,738	12,648	6,436
Buildings, fixtures and improvements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of real estate assets	3,496	11,315	12,310	56,572	25,299
Intangible lease assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of real estate assets	230	696	$ 737	$ 4,056	$ 1,385
Intangible lease liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible lease liability	$ (130)	$ (45)